Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001071336
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 02, 2018
Prospectus Date	rr_ProspectusDate	Jan. 31, 2018